BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policy)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited interim consolidated financial statements of HII Technologies, Inc. (“we”, “our”, “HII” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto for the years ended December 31, 2014 and 2013 contained in HII Technologies' Form 10-K originally filed with the Securities and Exchange Commission on April 16, 2015. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements which would substantially duplicate the disclosures contained in the audited consolidated financial statements for years ended December 31, 2014 and 2013 as reported in the Company's Form 10-K have been omitted.

Description of Business. HII Technologies, Inc. (“we”, “our”, “the Company” or “HII”) (f/k/a Hemiwedge Industries, Inc.) is a Houston, Texas based oilfield services company with operations in Texas, Oklahoma, Ohio and West Virginia focused on commercializing technologies in frac water management, safety services and portable power used by exploration and production (“E&P”) companies in the United States. We operate through our wholly-owned subsidiaries, Apache Energy Services, LLC (dbas “AES Water Solutions” and “AES Safety Services”; collectively “AES”), Aqua Handling of Texas, LLC (“AquaTex”), Hamilton Investment Group, Inc.  (“Hamilton”) and Sage Power Solutions, Inc. (f/k/a KMHVC, Inc., dba “South Texas Power” and “STP”). The Company's total frac water management services subsidiary does business as AES Water Solutions, AquaTex and Hamilton and manages the logistical and transportation associated with the water used typically during hydraulic fracturing and completions of horizontally drilled oil and gas wells. AES Safety Services is the Company's onsite oilfield contract safety consultancy providing experienced trained safety personnel during oilfield site preparation, drilling and completion activities and related operations enhancing safety for E&P customers and providing the flexibility as outsourced safety consultants to its customers to quickly address their needs. The Company's oilfield power subsidiary, Sage Power Solutions, does business as South Texas Power (STP) and operates a fleet of mobile generators, light towers and related equipment for in-field power where remote locations provide little or no existing electrical infrastructure.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of HII and its wholly-owned subsidiaries Apache Energy Services, LLC, a Nevada limited liability company (dba's “AES Water Solutions” and “AES Safety Services”, herein “AES”), Aqua Handling of Texas, LLC, a Texas limited liability company (dba “AquaTex”), Hamilton Investment Group, Inc. (“Hamilton”) and Sage Power Solutions, Inc., a Texas corporation (f/k/a KMHVC, Inc., dba “South Texas Power” and “STP”). Significant inter-company accounts and transactions have been eliminated.

Principles of consolidation. The consolidated financial statements include the accounts of HII and its wholly-owned subsidiaries Sage Power Solutions, Inc. (f/k/a KMHVC, Inc., dba “South Texas Power” and “STP”), Aqua Handling of Texas, LLC, a Texas limited liability company (dba “AquaTex”), Hamilton Investment Group, Inc. (“Hamilton”) and Apache Energy Services, LLC, a Nevada limited liability company (dba's “AES Water Solutions” and “AES Safety Services”, herein “AES”). Significant inter-company accounts and transactions have been eliminated.

Reclassifications	Reclassifications Certain amounts in the consolidated financial statements of the prior year have been reclassified to conform to the presentation of the current year for comparative purposes.	Reclassifications. Certain amounts in the consolidated financial statements of the prior year have been reclassified to conform to the presentation of the current year for comparative purposes.
Use of Estimates in Financial Statement Preparation

Use of Estimates in Financial Statement Preparation. The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Acquisition Accounting

Acquisition Accounting. The Company's acquisitions are accounted for under the acquisition method of accounting whereby purchase price is allocated to tangible and intangible assets acquired and liabilities assumed based on fair value. The excess of the fair value of the consideration conveyed over the fair value of the net assets acquired is recorded as goodwill. The consolidated statements of operations for the fiscal years presented include the results of operations for each of the acquisitions from the date of acquisition.

Customer Concentrations and Credit Risk

Customer Concentration and Credit Risk. One customer accounted for more than 25% of revenues for the year ended December 31, 2014 and two customers represented 50% of revenues for the year ended December 31, 2013. The Company believes it will continue to reduce the customer concentration risks by engaging new customers and increasing activity of existing less active customers and smaller, newer customer relationships. While the Company continues to acquire new customers in an effort to grow and reduce its customer concentration risks, management believes these risks will continue for the foreseeable future. The Company maintains demand deposits with commercial banks. At times, certain balances held within these accounts may not be fully guaranteed or insured by the U.S. federal government. The uninsured portion of cash are backed solely by the assets of the underlying institution. As such, the failure of an underlying institution could result in financial loss to the Company.

Going Concern

Going Concern

As disclosed in the audited consolidated financial statements and notes thereto for the years ended December 31, 2014 and 2013 contained in HII Technologies' Form 10-K, factors existed at December 31, 2014 that raised substantial doubt with regards to the Company's ability to continue as a going concern for a reasonable period of time including the failure to comply with the financial covenants under the Heartland Bank agreements as of December 31, 2014, which could have resulted in the acceleration of amounts due to Heartland Bank under the line of  credit and term loan. The Company believes these factors are resolved as of the date of issuance of this Form 10-Q due to the Company entering into the Third Modification and Waiver Agreement with Heartland Bank and the proceeds received from the issuance of the Preferred Series B Convertible Stock (see Note 6). As a result, the non-current portion of the Heartland Term Loan has been reclassified and presented as a long term liability in the unaudited financial statements as of March 31, 2015.

Cash and Cash Equivalents		Cash and Cash Equivalents. For purposes of the statements of cash flows, cash equivalents include all highly liquid investments with original maturities of three months or less.
Restricted cash

Restricted cash. As of December 31, 2014, the Company had restricted cash of $1,666,652 which was held in deposit accounts as collateral under the senior secured term loan and accounts receivable purchase agreements (see Note 8).

Accounts Receivable

Accounts Receivable. Accounts receivable are comprised of unsecured amounts due from customers. The Company carries its accounts receivable at their face amounts less an allowance for bad debts. The allowance for bad debts is recognized based on management's estimate of likely losses per year, based on past experience and review of customer profiles and the aging of receivable balances. As of December 31, 2014 and 2013, the allowance for bad debts was $291,672 and $79,116, respectively.

The Company factors certain of its accounts receivable under the accounts receivable purchase agreement (see Note 8), which is accounted for as a financing arrangement, rather than as a sale.

Deferred Financing Costs

Deferred Financing Costs. Costs relating to obtaining financing are capitalized and amortized over the term of the related debt using the straight-line method. Amortization of deferred financing costs charged to expense for the years ended December 31, 2014 and 2013 were $1,031,229 and $26,408, respectively.

Property and Equipment

Property and Equipment. Property and equipment is valued at cost. Additions are capitalized and maintenance and repairs are charged to expense as incurred. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are three to ten years.

Long-lived Assets

Long-lived Assets. The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

Intangible Assets

Intangible Assets. Intangible assets acquired in a business acquisition are initially measured at their fair value. The intangible assets are amortized over their estimated useful lives using the straight-line method. The Company evaluated the carrying value of the customer relationships intangible assets as of December 31, 2014 and determined the assets were fully impaired due to the effect of crude oil market prices on the future planned revenue activities of our customers. An impairment loss of $2,344,420 was recognized for the year ended December 31, 2014.

Goodwill

Goodwill. Goodwill acquired in a business acquisition is initially measured at cost being the excess of the cost of business combination over the net fair value of the identifiable assets, liabilities and contingent liabilities. Following the initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized but instead, it is reviewed for impairment, annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company performs its goodwill impairment testing at the reporting unit level. There was no impairment of goodwill as of December 31, 2014 and 2013.

Beneficial conversion feature

Beneficial conversion feature. In accordance with FASB ASC 470-20, Debt with Conversion and Other Options, the Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible instruments that have conversion features at fixed rates that are in the-money when issued. The BCF for the convertible instruments is recognized and measured by allocating the proceeds to the convertible instruments and any other detachable instruments included in the exchange based on their relative fair values.

Capital Leases

Capital Leases. Capital leases are recorded as an asset and an obligation at an amount equal to the lower of the net present value of the minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization expense on assets under capital lease is computed using the straight-line method over the estimated useful lives of the assets.

Revenue recognition

Revenue Recognition. Revenue is recognized when all of the following criteria are met: 1) persuasive evidence of an arrangement, 2) delivery has occurred, 3) the price is fixed and determinable, and 4) collectability is reasonably assured. AES, AquaTex, Hamilton and STP receive verbal orders from customers for services to be rendered.

Cost of Revenues

Cost of Revenues. Cost of revenue includes all direct expenses incurred to produce the revenue for the period. This includes, but is not limited to, employee cost, contract labor, equipment rental, equipment maintenance, and fuel. Cost of revenues are recorded in the same period as the resulting revenue.

Income Taxes

Income Taxes. Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for consolidated financial reporting purposes and such amounts recognized for tax purposes, and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

The Company has evaluated the deferred income taxes with regards to Section 382 of the Internal Revenue Code and has determined no limitations on the use of net operating loss carryforwards exist at December 31, 2014.

Stock-Based Compensation

Stock-Based Compensation. The Company accounts for share-based awards issued to employees and non-employees in accordance with the guidance on share-based payments. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. Additionally, share-based awards to non-employees are expensed over the period in which the related services are rendered at their fair value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments. The carrying value of short-term instruments, including cash, accounts payable and accrued expenses, and short-term notes approximate fair value due to the relatively short period to maturity for these instruments. The long-term debt approximate fair value since the related rates of interest approximate current market rates.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1:            inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2:            inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3:            inputs to the valuation methodology are unobservable and significant to the fair value

The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

Basic and Diluted Net Income per Share

Basic and Diluted Net Loss per Share. Basic loss per share is computed using the weighted average number of shares of common stock outstanding during each period. Diluted income (loss) per share includes the dilutive effects of common stock equivalents calculated using the treasury stock method, which assumes that all share-based awards are exercised and the hypothetical proceeds from exercise are used to purchase common stock at the average market price during the period. For the years ended December 31, 2014 and 2013 potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Recently adopted accounting standards

Recently adopted accounting standards

In April 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” This ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amendments in this ASU are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The standard requires a retrospective application in order to reflect the period-specific effects of applying the new guidance. The Company is evaluating the impact of the adoption of this ASU on the Company's Consolidated Financial Statements.

Recently Adopted Accounting Standards. No new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company's consolidated financial statements.